Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
D&R acquisition [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed at the date of acquisition:

Fair Values
($ in thousands)	At December 21, 2012

Current assets	$13,839
Property, plant and equipment	8,635
Goodwill	24,382
Amortizable intangible assets	20,900
In-process research and development	550
Other assets	678

Fair value of assets acquired	68,984
Less fair value of liabilities acquired	(5,484)

Net cash paid	$63,500

Summary of Net Sales and Earnings Before Income Taxes

The following table summarizes the net sales and earnings before income taxes of D&R that is included in CTS’ Consolidated Statements of Operations of continuing operations for the twelve months ended December 31, 2013 and December 31, 2012:

($ in thousands)	December 31, 2013	December 31, 2012

Net Sales	$49,248	$280
Earnings before income taxes	$2,599	$(1,168)

Valpey-Fisher acquisition [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and the liabilities assumed at the date of acquisition:

Fair Values
($ in thousands)	At January 23, 2012

Current assets	$9,530
Property, plant and equipment	6,231
Goodwill	7,665
Amortizable intangible assets	2,420
In-process research and development	400
Other assets	231

Fair value of assets acquired, including $3,578 cash acquired	26,477
Less fair value of liabilities acquired	(8,210)

Net assets acquired	18,267
Cash acquired	3,578

Net cash paid	$14,689

Summary of Net Sales and Earnings Before Income Taxes

The following table summarizes the net sales and earnings before income taxes of Valpey-Fisher that is included in CTS’ Consolidated Statements of Operations since the acquisition date, January 23, 2012, which is included in the Consolidated Statement of Operations of continuing operations for the twelve months ended December 31, 2012:

($ in thousands)	December 31, 2013	December 31, 2012

Net Sales	$16,980	$15,191
Earnings before income taxes	$(1,132)	$1,123

Valpey-Fisher acquisition [Member] | D&R acquisition [Member]
Summary of Pro-forma Net Sales and Earnings Before Income Taxes

The following table summarizes the combined net sales and earnings before income taxes from continuing operations of CTS, D&R and Valpey-Fisher on a pro forma basis as if the D&R and Valpey-Fisher acquisitions had occurred on January 1, 2011:

($ in thousands)	December 31, 2012 (Unaudited Proforma)	December 31, 2011 (Unaudited Proforma)

Net Sales	$355,463	$343,365
Earnings before income taxes	$17,669	$11,776